UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund

August 31, 2014

1.805774.110

EII-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	728,500	$ 24,427
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	200,200	9,908
Darden Restaurants, Inc.	317,200	15,010
Texas Roadhouse, Inc. Class A	469,500	12,484
Wyndham Worldwide Corp.	387,800	31,389
Yum! Brands, Inc.	161,300	11,683
		80,474
Media - 1.9%
CBS Outdoor Americas, Inc.	185,600	6,379
Comcast Corp. Class A	1,419,000	77,662
ITV PLC	3,209,300	11,253
Sinclair Broadcast Group, Inc. Class A	440,800	12,805
		108,099
Multiline Retail - 1.0%
Target Corp.	892,100	53,588
Specialty Retail - 1.2%
Foot Locker, Inc.	462,500	25,951
H&M Hennes & Mauritz AB (B Shares)	361,100	15,360
Home Depot, Inc.	132,900	12,426
L Brands, Inc.	195,100	12,457
		66,194
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	306,300	11,281
VF Corp.	457,800	29,354
		40,635
TOTAL CONSUMER DISCRETIONARY		373,417
CONSUMER STAPLES - 11.2%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	263,700	29,476
Diageo PLC sponsored ADR	90,400	10,836
Molson Coors Brewing Co. Class B	341,400	25,247
SABMiller PLC	248,700	13,720
The Coca-Cola Co.	1,078,600	44,999
		124,278
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	890,300	70,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	643,400	$ 32,801
Walgreen Co.	371,400	22,477
		126,012
Food Products - 1.0%
ConAgra Foods, Inc.	605,400	19,494
Kellogg Co.	520,900	33,843
		53,337
Household Products - 3.2%
Procter & Gamble Co.	1,844,105	153,264
Reckitt Benckiser Group PLC	276,800	24,125
		177,389
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	274,600	32,518
Japan Tobacco, Inc.	748,700	25,646
Philip Morris International, Inc.	804,500	68,849
Reynolds American, Inc.	300,400	17,564
		144,577
TOTAL CONSUMER STAPLES		625,593
ENERGY - 15.2%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	316,600	15,982
Oil, Gas & Consumable Fuels - 14.9%
Canadian Natural Resources Ltd. (e)	899,200	39,192
Cheniere Energy, Inc. (a)	209,600	16,822
Chevron Corp.	1,827,270	236,538
ConocoPhillips Co.	829,600	67,380
Enterprise Products Partners LP	366,400	14,887
EQT Midstream Partners LP	309,300	30,154
Exxon Mobil Corp.	1,772,156	176,259
Imperial Oil Ltd. (e)	699,400	37,218
Kinder Morgan Holding Co. LLC (e)	944,700	38,034
Markwest Energy Partners LP	306,900	24,469
MPLX LP	224,300	13,682
Phillips 66 Partners LP	247,773	18,335
Suncor Energy, Inc.	1,139,000	46,752
Targa Resources Corp.	137,200	19,146
The Williams Companies, Inc.	356,100	21,167
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Partners LP	225,875	$ 12,041
Western Gas Partners LP	256,800	19,899
		831,975
TOTAL ENERGY		847,957
FINANCIALS - 23.1%
Banks - 11.7%
Bank of America Corp.	2,233,000	35,929
Community Trust Bancorp, Inc.	302,720	10,753
CVB Financial Corp.	792,300	12,312
JPMorgan Chase & Co.	3,169,322	188,416
M&T Bank Corp. (e)	206,309	25,506
National Penn Bancshares, Inc.	114,001	1,140
Nordea Bank AB	1,200,000	15,641
PacWest Bancorp	302,888	12,703
Prosperity Bancshares, Inc.	177,898	10,745
Regions Financial Corp.	2,937,000	29,811
SunTrust Banks, Inc.	530,600	20,205
Svenska Handelsbanken AB (A Shares)	395,700	18,547
U.S. Bancorp	2,451,000	103,628
Wells Fargo & Co.	3,271,808	168,302
		653,638
Capital Markets - 2.9%
BlackRock, Inc. Class A	138,100	45,646
Carlyle Group LP	805,400	26,788
KKR & Co. LP	1,318,800	30,979
The Blackstone Group LP	1,701,500	57,051
		160,464
Consumer Finance - 1.1%
Capital One Financial Corp.	777,800	63,826
Insurance - 5.7%
ACE Ltd.	564,700	60,045
Allied World Assurance Co.	345,300	12,773
Arthur J. Gallagher & Co.	606,200	28,631
MetLife, Inc.	1,439,729	78,811
Principal Financial Group, Inc.	459,800	24,963
The Chubb Corp.	628,808	57,819
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	367,200	$ 34,778
Zurich Insurance Group AG	61,432	18,536
		316,356
Real Estate Investment Trusts - 1.7%
DuPont Fabros Technology, Inc.	461,900	13,007
Essex Property Trust, Inc.	90,100	17,430
HCP, Inc.	466,000	20,192
Piedmont Office Realty Trust, Inc. Class A (e)	673,893	13,134
Simon Property Group, Inc.	110,200	18,737
Weyerhaeuser Co.	355,239	12,060
		94,560
TOTAL FINANCIALS		1,288,844
HEALTH CARE - 13.1%
Biotechnology - 1.2%
Amgen, Inc.	485,300	67,641
Health Care Equipment & Supplies - 1.5%
Covidien PLC	478,600	41,557
Medtronic, Inc.	677,900	43,284
		84,841
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	160,600	11,836
Pharmaceuticals - 10.2%
AbbVie, Inc.	820,300	45,346
AstraZeneca PLC (United Kingdom)	228,442	17,432
Bristol-Myers Squibb Co.	723,300	36,635
GlaxoSmithKline PLC sponsored ADR	464,100	22,787
Johnson & Johnson	1,680,766	174,346
Merck & Co., Inc.	1,705,228	102,501
Novartis AG	157,581	14,158
Pfizer, Inc.	2,347,335	68,988
Roche Holding AG (participation certificate)	158,789	46,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	762,300	40,036
		568,605
TOTAL HEALTH CARE		732,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	302,300	$ 28,788
United Technologies Corp.	772,530	83,418
		112,206
Commercial Services & Supplies - 1.7%
Iron Mountain, Inc.	797,900	28,708
KAR Auction Services, Inc.	415,700	12,538
Republic Services, Inc.	1,395,211	54,874
		96,120
Industrial Conglomerates - 3.9%
3M Co.	231,600	33,350
General Electric Co.	7,016,597	182,291
		215,641
Machinery - 0.9%
Caterpillar, Inc.	482,900	52,670
Road & Rail - 0.7%
CSX Corp.	1,290,000	39,874
TOTAL INDUSTRIALS		516,511
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	5,797,100	144,870
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	102,900	6,450
IT Services - 3.6%
Accenture PLC Class A	290,100	23,516
Automatic Data Processing, Inc.	193,000	16,112
Fidelity National Information Services, Inc.	1,271,700	72,169
IBM Corp.	253,300	48,710
Paychex, Inc.	930,000	38,735
		199,242
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp. Class A	298,400	11,751
Software - 3.3%
Microsoft Corp.	3,351,426	152,255
Oracle Corp.	548,700	22,788
Symantec Corp.	452,500	10,987
		186,030
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	839,500	$ 86,049
EMC Corp.	1,513,555	44,695
		130,744
TOTAL INFORMATION TECHNOLOGY		679,087
MATERIALS - 1.6%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	358,400	23,694
Eastman Chemical Co.	6,900	569
Potash Corp. of Saskatchewan, Inc.	387,100	13,596
		37,859
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	737,600	26,827
SunCoke Energy Partners LP	281,050	8,507
		35,334
Paper & Forest Products - 0.3%
International Paper Co.	382,400	18,527
TOTAL MATERIALS		91,720
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	425,100	14,861
Verizon Communications, Inc.	2,055,399	102,400
		117,261
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	5,234,163	17,989
TOTAL TELECOMMUNICATION SERVICES		135,250
UTILITIES - 4.6%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	683,177	36,687
IDACORP, Inc.	490,600	27,827
NRG Yield, Inc. Class A (e)	207,400	11,280
PPL Corp.	1,527,400	52,894
Xcel Energy, Inc.	1,510,700	48,418
		177,106
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc.	574,200	$ 18,509
Multi-Utilities - 1.1%
CMS Energy Corp.	1,548,100	47,279
GDF Suez	600,300	14,785
		62,064
TOTAL UTILITIES		257,679
TOTAL COMMON STOCKS (Cost $4,677,908)		5,548,981
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $15,754)	65,900	14,794
Preferred Securities - 0.1%
Principal Amount (000s) (d)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,348)	EUR	2,180	3,261
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	20,278,624	$ 20,279
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	132,813,125	132,813
TOTAL MONEY MARKET FUNDS (Cost $153,092)		153,092
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,850,102)		5,720,128
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(126,155)
NET ASSETS - 100%		$ 5,593,973
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,261,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	460
Total	$ 505
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 388,211	$ 388,211	$ -	$ -
Consumer Staples	625,593	625,593	-	-
Energy	847,957	847,957	-	-
Financials	1,288,844	1,288,844	-	-
Health Care	732,923	654,957	77,966	-
Industrials	516,511	516,511	-	-
Information Technology	679,087	679,087	-	-
Materials	91,720	91,720	-	-
Telecommunication Services	135,250	117,261	17,989	-
Utilities	257,679	257,679	-	-
Preferred Securities	3,261	-	3,261	-
Money Market Funds	153,092	153,092	-	-
Total Investments in Securities:	$ 5,720,128	$ 5,620,912	$ 99,216	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 59,504
Level 2 to Level 1	$ 0
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $4,866,121,000. Net unrealized appreciation aggregated $854,007,000, of which $906,965,000 related to appreciated investment securities and $52,958,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884073.105

ACVS-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 51.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 4.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 133,492
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (d)	3,160	3,411
Hotels, Restaurants & Leisure - 4.1%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	111,414
Household Durables - 1.5%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,695	5,543
Lennar Corp. 3.25% 11/15/21 (d)	20,630	35,690
		41,233
Media - 0.5%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	14,864
TOTAL CONSUMER DISCRETIONARY		304,414
ENERGY - 5.0%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,681
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	31,092
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,435
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	22,777
Peabody Energy Corp. 4.75% 12/15/41	83,850	60,267
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	5,710	5,871
		129,442
TOTAL ENERGY		136,123
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,475
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,820
TOTAL FINANCIALS		19,295
HEALTH CARE - 10.5%
Biotechnology - 4.6%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	45,970	51,055
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 55,983
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	9,969
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,363
		127,370
Health Care Equipment & Supplies - 2.1%
Alere, Inc. 3% 5/15/16	31,000	32,550
Hologic, Inc. 2% 3/1/42 (c)	22,716	24,406
		56,956
Health Care Providers & Services - 2.4%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	19,388
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,198
3.75% 4/1/42	10,000	15,988
WellPoint, Inc. 2.75% 10/15/42	16,830	27,485
		65,059
Pharmaceuticals - 1.4%
Akorn, Inc. 3.5% 6/1/16	5,000	22,263
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	15,169
		37,432
TOTAL HEALTH CARE		286,817
INDUSTRIALS - 7.6%
Airlines - 3.5%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	76,571
UAL Corp. 6% 10/15/29	3,600	19,755
		96,326
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	13,049
Machinery - 3.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	8,560
2.375% 5/15/26	8,000	12,450
3.5% 4/1/18	12,860	25,567
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 22,366
Trinity Industries, Inc. 3.875% 6/1/36	15,000	30,178
		99,121
TOTAL INDUSTRIALS		208,496
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33	10,000	9,925
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,671
2.25% 5/15/41 (d)	7,000	6,983
		15,654
Internet Software & Services - 1.2%
VeriSign, Inc. 3.25% 8/15/37	10,000	17,275
Web.com Group, Inc. 1% 8/15/18	5,000	4,513
WebMD Health Corp. 2.5% 1/31/18	10,000	10,600
		32,388
Semiconductors & Semiconductor Equipment - 10.3%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	102,639
3% 11/15/43	15,000	19,153
3.125% 5/1/32	23,000	76,906
Novellus Systems, Inc. 2.625% 5/15/41	20,000	42,125
ON Semiconductor Corp. 2.625% 12/15/26	29,512	34,566
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	6,669
		282,058
Software - 2.1%
Nuance Communications, Inc.:
2.75% 8/15/27	25,585	25,601
2.75% 11/1/31	32,000	31,880
		57,481
TOTAL INFORMATION TECHNOLOGY		397,506
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,267
Metals & Mining - 0.3%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	7,338
TOTAL MATERIALS		9,605
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. 7% 3/15/15	30,000	51,339
TOTAL CONVERTIBLE BONDS (Cost $1,054,164)		1,413,595
Common Stocks - 17.9%
	Shares
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 3.7%
General Motors Co.	2,926,368	101,838
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	15,213
Liberty Global PLC:
Class A (a)	110,641	4,832
Class C	275,873	11,567
		31,612
TOTAL CONSUMER DISCRETIONARY		133,451
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Western Refining, Inc.	772,344	35,937
FINANCIALS - 3.6%
Banks - 2.9%
Citigroup, Inc.	1,545,034	79,801
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.7%
MetLife, Inc.	254,560	$ 13,935
MetLife, Inc. unit	200,000	6,270
		20,205
TOTAL FINANCIALS		100,006
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Tenet Healthcare Corp. (a)	821,302	50,247
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,160
Airlines - 0.8%
United Continental Holdings, Inc. (a)	474,948	22,612
Building Products - 0.1%
Allegion PLC	57,913	2,978
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,459
Road & Rail - 1.3%
Hertz Global Holdings, Inc. (a)	1,206,637	35,656
TOTAL INDUSTRIALS		81,865
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
Viasystems Group, Inc. (a)	549,643	5,854
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	1,435,900	14,014
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	574,571	16,967
NetApp, Inc.	76,367	3,220
		20,187
TOTAL INFORMATION TECHNOLOGY		40,055
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)	1,069,905	$ 48,103
TOTAL COMMON STOCKS (Cost $340,188)		489,664
Convertible Preferred Stocks - 17.3%

CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Bunge Ltd. 4.875%	237,000	25,840
Post Holdings, Inc.:
3.75% (d)	100,000	9,176
Series C, 2.50% (d)	100,000	7,691
Tyson Foods, Inc. 4.75% (a)	800,000	40,184
		82,891
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp. Series A, 5.75% (d)	50,700	60,967
FINANCIALS - 10.5%
Banks - 9.4%
Bank of America Corp. Series L, 7.25%	74,135	86,812
Huntington Bancshares, Inc. 8.50%	2,100	2,835
Wells Fargo & Co. 7.50%	137,632	167,354
		257,001
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25%	50,100	5,673
Crown Castle International Corp. Series A, 4.50%	72,900	7,579
Weyerhaeuser Co. Series A, 6.375%	271,200	15,662
		28,914
TOTAL FINANCIALS		285,915
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,745
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,543
TOTAL INDUSTRIALS		20,288
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	$ 12,780
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp. 6.50% (a)	171,500	8,661
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $434,682)		471,502
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 0.11% (b) (Cost $345,233)	345,233,336	345,233
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,174,267)		2,719,994
NET OTHER ASSETS (LIABILITIES) - 0.4%		12,111
NET ASSETS - 100%		$ 2,732,105
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,039,000 or 11.4% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 268
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 133,451	$ 133,450	$ -	$ 1
Consumer Staples	82,891	40,184	42,707	-
Energy	96,904	35,937	60,967	-
Financials	385,921	356,410	29,511	-
Health Care	50,247	50,247	-	-
Industrials	102,153	84,610	17,543	-
Information Technology	40,055	40,055	-	-
Materials	12,780	-	12,780	-
Telecommunication Services	48,103	48,103	-	-
Utilities	8,661	8,661	-	-
Corporate Bonds	1,413,595	-	1,413,595	-
Money Market Funds	345,233	345,233	-	-
Total Investments in Securities:	$ 2,719,994	$ 1,142,890	$ 1,577,103	$ 1
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,174,523,000. Net unrealized appreciation aggregated $545,471,000, of which $620,118,000 related to appreciated investment securities and $74,647,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

August 31, 2014

1.805765.110

FRE-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 1.9%
BorgWarner, Inc.	250,000	$ 15,548
Delphi Automotive PLC	792,600	55,149
Mobileye NV (a)	23,400	1,011
Visteon Corp. (a)	225,000	22,768
		94,476
Automobiles - 2.5%
Ford Motor Co.	4,000,000	69,640
General Motors Co.	1,700,000	59,160
		128,800
Diversified Consumer Services - 0.5%
Estacio Participacoes SA	2,000,000	26,562
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	104,100	70,647
Fiesta Restaurant Group, Inc. (a)	287,400	14,108
Las Vegas Sands Corp.	200,000	13,302
		98,057
Household Durables - 4.4%
Barratt Developments PLC	1,500,000	9,211
Bellway PLC	400,000	10,598
D.R. Horton, Inc.	2,275,000	49,322
Harman International Industries, Inc.	400,000	46,032
KB Home (d)	2,632,709	46,731
PulteGroup, Inc.	2,711,100	52,107
Taylor Morrison Home Corp. (a)	400,000	7,936
		221,937
Internet & Catalog Retail - 1.5%
JD.com, Inc. sponsored ADR (d)	234,600	7,488
priceline.com, Inc. (a)	53,900	67,068
		74,556
Media - 6.0%
CBS Corp. Class B	974,000	57,748
Comcast Corp. Class A	1,650,000	90,305
ITV PLC	6,000,000	21,037
Naspers Ltd. Class N	324,000	41,176
The Walt Disney Co.	518,100	46,567
Time Warner, Inc.	500,000	38,515
Twenty-First Century Fox, Inc. Class A	183,300	6,492
		301,840
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.9%
Macy's, Inc.	763,200	$ 47,540
Specialty Retail - 1.5%
Cabela's, Inc. Class A (a)(d)	450,000	27,459
TJX Companies, Inc.	807,500	48,135
		75,594
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	200,000	18,448
Michael Kors Holdings Ltd. (a)	736,147	58,980
PVH Corp.	195,200	22,788
VF Corp.	460,000	29,495
		129,711
TOTAL CONSUMER DISCRETIONARY		1,199,073
CONSUMER STAPLES - 3.0%
Beverages - 1.7%
Monster Beverage Corp. (a)	952,700	84,228
Food Products - 1.3%
Keurig Green Mountain, Inc.	499,300	66,567
TOTAL CONSUMER STAPLES		150,795
ENERGY - 15.9%
Energy Equipment & Services - 2.1%
Halliburton Co.	1,336,900	90,388
Helmerich & Payne, Inc.	125,000	13,131
Independence Contract Drilling	371,900	4,277
		107,796
Oil, Gas & Consumable Fuels - 13.8%
Anadarko Petroleum Corp.	709,500	79,954
Canadian Natural Resources Ltd.	400,000	17,434
Cheniere Energy, Inc. (a)	175,000	14,046
Cimarex Energy Co.	400,000	58,064
Cobalt International Energy, Inc. (a)	600,000	9,210
Concho Resources, Inc. (a)	577,100	81,971
Continental Resources, Inc. (a)(d)	468,800	75,613
EOG Resources, Inc.	819,000	89,992
GasLog Ltd.	599,900	15,183
Genel Energy PLC (a)	788,500	11,382
Hess Corp.	525,000	53,078
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.	475,000	$ 41,335
Pioneer Natural Resources Co.	383,100	79,934
Southwestern Energy Co. (a)	350,000	14,413
Targa Resources Corp.	150,000	20,933
Valero Energy Corp.	700,000	37,898
		700,440
TOTAL ENERGY		808,236
FINANCIALS - 9.1%
Banks - 1.8%
Bank of America Corp.	5,441,500	87,554
Guaranty Trust Bank PLC GDR (Reg. S)	300,000	2,700
		90,254
Capital Markets - 4.0%
Ameriprise Financial, Inc.	200,000	25,152
Apollo Global Management LLC Class A	728,000	17,763
BlackRock, Inc. Class A	125,000	41,316
Charles Schwab Corp.	172,300	4,912
KKR & Co. LP	1,020,600	23,974
Morgan Stanley	1,368,400	46,950
The Blackstone Group LP	1,350,000	45,266
		205,333
Consumer Finance - 0.6%
Springleaf Holdings, Inc.	899,200	29,925
Diversified Financial Services - 0.6%
McGraw Hill Financial, Inc.	345,000	27,990
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	583,733	14,325
Real Estate Management & Development - 1.0%
Altisource Asset Management Corp. (a)(d)	21,780	16,214
Altisource Portfolio Solutions SA (a)(d)	347,800	34,756
		50,970
Thrifts & Mortgage Finance - 0.8%
Ocwen Financial Corp. (a)	1,489,300	41,611
TOTAL FINANCIALS		460,408
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 22.2%
Biotechnology - 15.1%
Acorda Therapeutics, Inc. (a)	650,000	$ 21,177
Actelion Ltd.	122,465	15,034
Aegerion Pharmaceuticals, Inc. (a)(d)	735,000	22,454
Alexion Pharmaceuticals, Inc. (a)	435,800	73,777
Alnylam Pharmaceuticals, Inc. (a)	73,394	5,113
Amgen, Inc.	560,300	78,095
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	11,088
Auspex Pharmaceuticals, Inc.	229,800	5,283
Avalanche Biotechnologies, Inc. (a)	6,400	190
BioCryst Pharmaceuticals, Inc. (a)	1,311,590	17,706
Biogen Idec, Inc. (a)	202,400	69,431
BioMarin Pharmaceutical, Inc. (a)	300,000	21,366
Celgene Corp. (a)	530,000	50,361
Celldex Therapeutics, Inc. (a)	250,000	3,978
Clovis Oncology, Inc. (a)	139,600	6,639
Genmab A/S (a)	300,000	11,976
Gilead Sciences, Inc. (a)	1,111,800	119,607
Intercept Pharmaceuticals, Inc. (a)	192,200	55,684
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	6,443
Medivation, Inc. (a)	842,100	76,850
Pharmacyclics, Inc. (a)(d)	125,000	15,549
Puma Biotechnology, Inc. (a)	75,000	19,538
Synageva BioPharma Corp. (a)(d)	475,000	34,281
uniQure B.V.	56,800	653
United Therapeutics Corp. (a)	200,000	23,566
		765,839
Health Care Equipment & Supplies - 0.1%
Innocoll AG ADR (a)	484,700	4,101
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. (a)	200,000	10,856
HCA Holdings, Inc. (a)	150,000	10,473
HealthEquity, Inc. (a)	12,100	234
		21,563
Life Sciences Tools & Services - 1.8%
Illumina, Inc. (a)	300,000	53,808
Thermo Fisher Scientific, Inc.	300,000	36,063
		89,871
Pharmaceuticals - 4.8%
AbbVie, Inc.	783,700	43,323
Achaogen, Inc. (a)	216,300	2,057
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Actavis PLC (a)	135,000	$ 30,642
Akorn, Inc. (a)	100,000	3,902
Auxilium Pharmaceuticals, Inc. (a)(d)	200,000	3,720
Jazz Pharmaceuticals PLC (a)	250,000	40,730
Ocera Therapeutics, Inc. (a)(d)	50,000	297
Pacira Pharmaceuticals, Inc. (a)	400,000	43,304
Salix Pharmaceuticals Ltd. (a)	375,000	59,666
Tetraphase Pharmaceuticals, Inc. (a)	100,000	1,309
Valeant Pharmaceuticals International (Canada) (a)	145,260	17,018
		245,968
TOTAL HEALTH CARE		1,127,342
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	50,000	6,300
General Dynamics Corp.	150,000	18,488
Huntington Ingalls Industries, Inc.	200,000	20,422
The Boeing Co.	560,600	71,084
		116,294
Airlines - 3.8%
American Airlines Group, Inc.	2,174,500	84,610
Delta Air Lines, Inc.	1,411,775	55,878
Southwest Airlines Co.	1,700,000	54,417
		194,905
Machinery - 0.8%
Caterpillar, Inc.	375,000	40,901
TOTAL INDUSTRIALS		352,100
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (d)	110,400	9,257
QUALCOMM, Inc.	475,000	36,148
Ruckus Wireless, Inc. (a)	200,000	2,782
		48,187
Internet Software & Services - 5.5%
58.com, Inc. ADR	235,100	9,792
Bankrate, Inc. (a)	621,600	8,727
Cornerstone OnDemand, Inc. (a)	358,600	13,426
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	1,313,640	$ 98,287
Google, Inc.:
Class A (a)	104,400	60,798
Class C (a)	64,400	36,811
NAVER Corp.	34,911	26,439
Tencent Holdings Ltd.	1,350,000	21,972
Twitter, Inc.	32,300	1,607
		277,859
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	150,000	6,860
FleetCor Technologies, Inc. (a)	250,000	35,923
Visa, Inc. Class A	172,900	36,745
		79,528
Semiconductors & Semiconductor Equipment - 1.5%
Freescale Semiconductor, Inc. (a)(d)	1,826,200	38,442
NXP Semiconductors NV (a)	550,000	37,686
		76,128
Software - 0.5%
Adobe Systems, Inc. (a)	100,000	7,190
CommVault Systems, Inc. (a)	150,000	8,271
King Digital Entertainment PLC (a)(d)	576,000	7,943
		23,404
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,967,700	201,687
Nimble Storage, Inc.	300,774	8,133
SanDisk Corp.	300,000	29,388
		239,208
TOTAL INFORMATION TECHNOLOGY		744,314
MATERIALS - 3.2%
Chemicals - 3.2%
Celanese Corp. Class A	100,000	6,254
Huntsman Corp.	1,000,000	26,890
LyondellBasell Industries NV Class A	515,700	58,970
Methanex Corp.	100,000	6,686
Westlake Chemical Corp.	600,000	58,278
Westlake Chemical Partners LP (a)	159,100	4,830
		161,908
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	500,000	$ 16,340
TOTAL COMMON STOCKS (Cost $3,448,257)		5,020,516
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	33,525,003	33,525
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	160,463,401	160,463
TOTAL MONEY MARKET FUNDS (Cost $193,988)		193,988
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $3,642,245)		5,214,504
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(142,890)
NET ASSETS - 100%		$ 5,071,614
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	1,727
Total	$ 1,739
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,199,073	$ 1,199,073	$ -	$ -
Consumer Staples	150,795	150,795	-	-
Energy	808,236	808,236	-	-
Financials	460,408	460,408	-	-
Health Care	1,127,342	1,127,342	-	-
Industrials	352,100	352,100	-	-
Information Technology	744,314	722,342	21,972	-
Materials	161,908	161,908	-	-
Utilities	16,340	16,340	-	-
Money Market Funds	193,988	193,988	-	-
Total Investments in Securities:	$ 5,214,504	$ 5,192,532	$ 21,972	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $3,643,743,000. Net unrealized appreciation aggregated $1,570,761,000, of which $1,668,693,000 related to appreciated investment securities and $97,932,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2014

1.805819.110

CVS-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 51.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 4.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 133,492
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (d)	3,160	3,411
Hotels, Restaurants & Leisure - 4.1%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	111,414
Household Durables - 1.5%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,695	5,543
Lennar Corp. 3.25% 11/15/21 (d)	20,630	35,690
		41,233
Media - 0.5%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	14,864
TOTAL CONSUMER DISCRETIONARY		304,414
ENERGY - 5.0%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,681
Oil, Gas & Consumable Fuels - 4.7%
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	31,092
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,435
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	22,777
Peabody Energy Corp. 4.75% 12/15/41	83,850	60,267
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	5,710	5,871
		129,442
TOTAL ENERGY		136,123
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,475
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,820
TOTAL FINANCIALS		19,295
HEALTH CARE - 10.5%
Biotechnology - 4.6%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	45,970	51,055
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 55,983
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	9,969
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,363
		127,370
Health Care Equipment & Supplies - 2.1%
Alere, Inc. 3% 5/15/16	31,000	32,550
Hologic, Inc. 2% 3/1/42 (c)	22,716	24,406
		56,956
Health Care Providers & Services - 2.4%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	19,388
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,198
3.75% 4/1/42	10,000	15,988
WellPoint, Inc. 2.75% 10/15/42	16,830	27,485
		65,059
Pharmaceuticals - 1.4%
Akorn, Inc. 3.5% 6/1/16	5,000	22,263
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	15,169
		37,432
TOTAL HEALTH CARE		286,817
INDUSTRIALS - 7.6%
Airlines - 3.5%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	76,571
UAL Corp. 6% 10/15/29	3,600	19,755
		96,326
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	13,049
Machinery - 3.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	8,560
2.375% 5/15/26	8,000	12,450
3.5% 4/1/18	12,860	25,567
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 22,366
Trinity Industries, Inc. 3.875% 6/1/36	15,000	30,178
		99,121
TOTAL INDUSTRIALS		208,496
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33	10,000	9,925
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,671
2.25% 5/15/41 (d)	7,000	6,983
		15,654
Internet Software & Services - 1.2%
VeriSign, Inc. 3.25% 8/15/37	10,000	17,275
Web.com Group, Inc. 1% 8/15/18	5,000	4,513
WebMD Health Corp. 2.5% 1/31/18	10,000	10,600
		32,388
Semiconductors & Semiconductor Equipment - 10.3%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	102,639
3% 11/15/43	15,000	19,153
3.125% 5/1/32	23,000	76,906
Novellus Systems, Inc. 2.625% 5/15/41	20,000	42,125
ON Semiconductor Corp. 2.625% 12/15/26	29,512	34,566
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	6,669
		282,058
Software - 2.1%
Nuance Communications, Inc.:
2.75% 8/15/27	25,585	25,601
2.75% 11/1/31	32,000	31,880
		57,481
TOTAL INFORMATION TECHNOLOGY		397,506
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,267
Metals & Mining - 0.3%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	7,338
TOTAL MATERIALS		9,605
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. 7% 3/15/15	30,000	51,339
TOTAL CONVERTIBLE BONDS (Cost $1,054,164)		1,413,595
Common Stocks - 17.9%
	Shares
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 3.7%
General Motors Co.	2,926,368	101,838
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	15,213
Liberty Global PLC:
Class A (a)	110,641	4,832
Class C	275,873	11,567
		31,612
TOTAL CONSUMER DISCRETIONARY		133,451
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Western Refining, Inc.	772,344	35,937
FINANCIALS - 3.6%
Banks - 2.9%
Citigroup, Inc.	1,545,034	79,801
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.7%
MetLife, Inc.	254,560	$ 13,935
MetLife, Inc. unit	200,000	6,270
		20,205
TOTAL FINANCIALS		100,006
HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Tenet Healthcare Corp. (a)	821,302	50,247
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,160
Airlines - 0.8%
United Continental Holdings, Inc. (a)	474,948	22,612
Building Products - 0.1%
Allegion PLC	57,913	2,978
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,459
Road & Rail - 1.3%
Hertz Global Holdings, Inc. (a)	1,206,637	35,656
TOTAL INDUSTRIALS		81,865
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
Viasystems Group, Inc. (a)	549,643	5,854
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	1,435,900	14,014
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	574,571	16,967
NetApp, Inc.	76,367	3,220
		20,187
TOTAL INFORMATION TECHNOLOGY		40,055
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)	1,069,905	$ 48,103
TOTAL COMMON STOCKS (Cost $340,188)		489,664
Convertible Preferred Stocks - 17.3%

CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Bunge Ltd. 4.875%	237,000	25,840
Post Holdings, Inc.:
3.75% (d)	100,000	9,176
Series C, 2.50% (d)	100,000	7,691
Tyson Foods, Inc. 4.75% (a)	800,000	40,184
		82,891
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp. Series A, 5.75% (d)	50,700	60,967
FINANCIALS - 10.5%
Banks - 9.4%
Bank of America Corp. Series L, 7.25%	74,135	86,812
Huntington Bancshares, Inc. 8.50%	2,100	2,835
Wells Fargo & Co. 7.50%	137,632	167,354
		257,001
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25%	50,100	5,673
Crown Castle International Corp. Series A, 4.50%	72,900	7,579
Weyerhaeuser Co. Series A, 6.375%	271,200	15,662
		28,914
TOTAL FINANCIALS		285,915
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,745
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,543
TOTAL INDUSTRIALS		20,288
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	$ 12,780
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp. 6.50% (a)	171,500	8,661
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $434,682)		471,502
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 0.11% (b) (Cost $345,233)	345,233,336	345,233
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,174,267)		2,719,994
NET OTHER ASSETS (LIABILITIES) - 0.4%		12,111
NET ASSETS - 100%		$ 2,732,105
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,039,000 or 11.4% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 268
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 133,451	$ 133,450	$ -	$ 1
Consumer Staples	82,891	40,184	42,707	-
Energy	96,904	35,937	60,967	-
Financials	385,921	356,410	29,511	-
Health Care	50,247	50,247	-	-
Industrials	102,153	84,610	17,543	-
Information Technology	40,055	40,055	-	-
Materials	12,780	-	12,780	-
Telecommunication Services	48,103	48,103	-	-
Utilities	8,661	8,661	-	-
Corporate Bonds	1,413,595	-	1,413,595	-
Money Market Funds	345,233	345,233	-	-
Total Investments in Securities:	$ 2,719,994	$ 1,142,890	$ 1,577,103	$ 1
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,174,523,000. Net unrealized appreciation aggregated $545,471,000, of which $620,118,000 related to appreciated investment securities and $74,647,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014